Putnam Small Cap Growth Fund
The fund's portfolio
3/31/21 (Unaudited)

COMMON STOCKS (97.5%)(a)
	Shares	Value
Auto components (1.1%)
Patrick Industries, Inc.	109,600	$9,316,000

		9,316,000
Banks (0.5%)
ServisFirst Bancshares, Inc.	72,100	4,421,893

		4,421,893
Biotechnology (10.3%)
Acceleron Pharma, Inc.(NON)	78,118	10,593,582
Ascendis Pharma A/S ADR (Denmark)(NON)	43,800	5,644,944
Biohaven Pharmaceutical Holding Co., Ltd.(NON)	75,400	5,153,590
ChemoCentryx, Inc.(NON)	89,808	4,601,762
Denali Therapeutics, Inc.(NON)	67,400	3,848,540
Emergent BioSolutions, Inc.(NON)	41,687	3,873,139
Halozyme Therapeutics, Inc.(NON)	268,900	11,210,441
Insmed, Inc.(NON)	188,500	6,420,310
Mirati Therapeutics, Inc.(NON)	31,808	5,448,710
Natera, Inc.(NON)	80,300	8,153,662
TG Therapeutics, Inc.(NON)(S)	116,400	5,610,480
Turning Point Therapeutics, Inc.(NON)	52,400	4,956,516
Twist Bioscience Corp.(NON)(S)	27,000	3,344,220
Veracyte, Inc.(NON)	96,849	5,205,634

		84,065,530
Building products (3.0%)
AZEK Co., Inc. (The)(NON)	341,936	14,378,409
CSW Industrials, Inc.	73,997	9,989,595

		24,368,004
Capital markets (3.9%)
Hamilton Lane, Inc. Class A	185,885	16,461,976
Open Lending Corp. Class A(NON)	320,200	11,341,484
StepStone Group, Inc. Class A	120,100	4,235,927

		32,039,387
Chemicals (1.6%)
Ingevity Corp.(NON)	109,700	8,285,641
Orion Engineered Carbons SA (Luxembourg)(NON)	261,400	5,154,808

		13,440,449
Commercial services and supplies (4.1%)
Brink's Co. (The)	164,300	13,017,489
Montrose Environmental Group, Inc.(NON)	199,652	10,020,534
Tetra Tech, Inc.	79,100	10,735,452

		33,773,475
Diversified financial services (0.3%)
EverArc Holdings, Ltd. (British Virgin Islands)(NON)	194,901	2,826,065

		2,826,065
Electrical equipment (1.9%)
Array Technologies, Inc.(NON)(S)	175,159	5,223,241
Ballard Power Systems, Inc. (Canada)(NON)	209,900	5,108,966
Sunrun, Inc.(NON)	90,600	5,479,488

		15,811,695
Electronic equipment, instruments, and components (2.5%)
II-VI, Inc.(NON)(S)	101,000	6,905,370
Novanta, Inc.(NON)	105,605	13,928,243

		20,833,613
Entertainment (0.5%)
Madison Square Garden Co. (The) Class A(NON)	23,200	4,163,472

		4,163,472
Food and staples retail (1.6%)
Performance Food Group Co.(NON)	223,600	12,881,596

		12,881,596
Food products (0.8%)
Freshpet, Inc.(NON)	41,335	6,564,411

		6,564,411
Health-care equipment and supplies (6.7%)
Antares Pharma, Inc.(NON)	746,000	3,066,060
Axonics Modulation Technologies, Inc.(NON)(S)	141,700	8,486,413
CONMED Corp.	116,780	15,250,300
Inmode, Ltd. (Israel)(NON)	302,833	21,916,024
Insulet Corp.(NON)	23,619	6,162,669

		54,881,466
Health-care providers and services (6.8%)
AdaptHealth Corp.(NON)	409,739	15,062,006
Amedisys, Inc.(NON)	20,700	5,481,153
Castle Biosciences, Inc.(NON)	64,795	4,435,866
LHC Group, Inc.(NON)	62,200	11,893,262
R1 RCM, Inc.(NON)	750,653	18,526,116

		55,398,403
Health-care technology (0.9%)
Phreesia, Inc.(NON)	146,675	7,641,768

		7,641,768
Hotels, restaurants, and leisure (5.2%)
Churchill Downs, Inc.	60,800	13,827,136
Chuy's Holdings, Inc.(NON)	108,300	4,799,856
Penn National Gaming, Inc.(NON)	105,739	11,085,677
Planet Fitness, Inc. Class A(NON)	85,400	6,601,420
Wingstop, Inc.	49,852	6,339,679

		42,653,768
Household durables (1.9%)
Installed Building Products, Inc.	61,100	6,774,768
TopBuild Corp.(NON)	40,705	8,524,848

		15,299,616
Insurance (1.3%)
Kinsale Capital Group, Inc.	65,754	10,836,259

		10,836,259
IT Services (1.0%)
Shift4 Payments, Inc. Class A(NON)(S)	99,801	8,184,680

		8,184,680
Life sciences tools and services (4.0%)
Medpace Holdings, Inc.(NON)	102,900	16,880,745
Pacific Biosciences of California, Inc.(NON)	69,200	2,305,052
Repligen Corp.(NON)	70,369	13,680,437

		32,866,234
Machinery (1.9%)
Altra Industrial Mortion Corp.	142,800	7,899,696
RBC Bearings, Inc.(NON)	39,537	7,779,695

		15,679,391
Media (3.4%)
Cable One, Inc.	7,769	14,204,529
TechTarget, Inc.(NON)	192,529	13,371,139

		27,575,668
Pharmaceuticals (0.3%)
Provention Bio, Inc.(NON)	197,514	2,072,909

		2,072,909
Real estate management and development (2.2%)
Colliers International Group, Inc. (Canada)	146,280	14,373,084
Redfin Corp.(NON)	55,000	3,662,450

		18,035,534
Road and rail (3.7%)
Saia, Inc.(NON)	56,161	12,949,603
TFI International, Inc. (Canada)	230,100	17,247,887

		30,197,490
Semiconductors and semiconductor equipment (5.0%)
Brooks Automation, Inc.	109,276	8,922,385
Entegris, Inc.	152,986	17,103,835
Nova Measuring Instruments, Ltd. (Israel)(NON)(S)	160,297	14,588,630

		40,614,850
Software (12.2%)
Blackline, Inc.(NON)(S)	48,700	5,279,080
Everbridge, Inc.(NON)(S)	65,300	7,913,054
j2 Global, Inc.(NON)(S)	74,500	8,929,570
Lightspeed POS, Inc. (Canada)(NON)	119,000	7,474,390
Manhattan Associates, Inc.(NON)	112,000	13,146,560
Paylocity Holding Corp.(NON)	72,363	13,013,038
Rapid7, Inc.(NON)	75,100	5,603,211
Sprout Social, Inc. Class A(NON)	70,500	4,072,080
SPS Commerce, Inc.(NON)	100,100	9,940,931
Upland Software, Inc.(NON)	176,800	8,343,192
Verra Mobility Corp.(NON)	919,862	12,450,332
Vertex, Inc. Class A(NON)	168,570	3,705,169

		99,870,607
Specialty retail (6.3%)
Boot Barn Holdings, Inc.(NON)	236,028	14,706,905
Five Below, Inc.(NON)	86,793	16,559,236
Lithia Motors, Inc. Class A	33,000	12,872,970
RH(NON)(S)	12,700	7,576,820

		51,715,931
Textiles, apparel, and luxury goods (1.0%)
Deckers Outdoor Corp.(NON)	24,700	8,161,374

		8,161,374
Trading companies and distributors (1.6%)
Applied Industrial Technologies, Inc.	45,650	4,161,911
SiteOne Landscape Supply, Inc.(NON)	50,894	8,689,643

		12,851,554

Total common stocks (cost $543,653,137)		$799,043,092

SHORT-TERM INVESTMENTS (8.7%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.10%(AFF)	49,308,160	$49,308,160
Putnam Short Term Investment Fund 0.09%(AFF)	22,227,665	22,227,665

Total short-term investments (cost $71,535,825)		$71,535,825
TOTAL INVESTMENTS

Total investments (cost $615,188,962)		$870,578,917

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2020 through March 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $819,744,104.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/21
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$88,379,676	$395,328,799	$434,400,315	$132,166	$49,308,160
	Putnam Short Term Investment Fund**	8,152,813	163,332,864	149,258,012	18,322	22,227,665

	Total Short-term investments	$96,532,489	$558,661,663	$583,658,327	$150,488	$71,535,825
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $49,308,160, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $50,022,453.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$31,739,140	$—	$—
Consumer discretionary	127,146,689	—	—
Consumer staples	19,446,007	—	—
Financials	50,123,604	—	—
Health care	236,926,310	—	—
Industrials	132,681,609	—	—
Information technology	169,503,750	—	—
Materials	13,440,449	—	—
Real estate	18,035,534	—	—

Total common stocks	799,043,092	—	—
Short-term investments	—	71,535,825	—

Totals by level	$799,043,092	$71,535,825	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com